Subsequent Events (Details) - USD ($)			1 Months Ended			6 Months Ended
	Mar. 03, 2020	Feb. 28, 2020	Jul. 31, 2021	Jun. 30, 2020	Sep. 26, 2018	Jun. 30, 2021	Aug. 31, 2021	Feb. 21, 2020	Jul. 03, 2019
Subsequent Event [Line Items]
Aggregate ADSs issued (in shares)		5,620,296
Private Placement [Member]
Subsequent Event [Line Items]
Aggregate ADSs issued (in shares)		5,620,296
Gross proceeds		$ 9,500,000
Threshold period for exercise of warrants on cashless basis	6 months
Private Placement [Member] | Investor Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares)								2,810,136
Exercise price of warrants (in dollars per ADS)								$ 2.20	$ 3.00
Private Placement [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares)	449,623
Term of the warrants	5 years
Exercise price of warrants (in dollars per ADS)	$ 2.55								$ 2.85
Placement agent fees and expenses	$ 808,362
Aspire Capital Fund LLC
Subsequent Event [Line Items]
Aggregate ADSs issued (in shares)					30,000,000
Gross proceeds				$ 30,000,000	$ 20,000,000	$ 2,000,001
Subsequent Event [Member]
Subsequent Event [Line Items]
Amount received for research and development tax credit in cash							$ 3,000,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Aggregate ADSs issued (in shares)			7,947,540
Gross proceeds			$ 12,300,000
Share issue price (in dollars per ADS)			$ 1.55
Placement agent fees and expenses			$ 933,000
Subsequent Event [Member] | Private Placement [Member] | Investor Warrants [Member]
Subsequent Event [Line Items]
Term of the warrants			5 years
Exercise price of warrants (in dollars per ADS)			$ 2.32
Threshold period for exercise of warrants on cashless basis			6 months
Subsequent Event [Member] | Private Placement [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase ADS (in shares)			398,384